LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

13.LEASES

The Company is party to a number of contracts that contain a lease, most of which include office facilities, storage facilities and various plant and equipment. Leases of low value assets, short term leases and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation and a right-of-use asset. The expenses associated with such leases are included in operating costs in the consolidated statements of income.

The following table sets out the carrying amounts of right-of-use assets included in property, plant and mine development in the consolidated balance sheets and the movements during the period:

	As at December 31,	As at December 31,
	2023	2022
Balance, beginning of year	$165,708	$134,022
Additions and modifications, net of disposals	50,644	59,598
Amortization	(34,046)	(27,912)
Balance, end of year	$182,306	$165,708

The following table sets out the lease obligations included in the consolidated balance sheets:

	As at December 31,	As at December 31,
	2023	2022
Current	$46,394	$36,466
Non-current	115,154	114,876
Total lease obligations	$161,548	$151,342

13.LEASES (Continued)

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the table below. Because leases with variable lease payments do not give rise to fixed minimum lease payments, no amounts are included below for such leases.

	As at December 31,	As at December 31,
	2023	2022
Within 1 year	$47,600	$38,012
Between 1 — 3 years	40,261	43,439
Between 3 — 5 years	24,904	21,637
Thereafter	55,498	54,258
Total undiscounted lease obligations	$168,263	$157,346

The Company recognized the following amounts in the consolidated statements of income with respect to leases:

	Year Ended December 31,
	2023	2022
Amortization of right-of-use assets	$34,046	$27,912
Interest expense on lease obligations	$4,350	$2,919
Variable lease payments not included in the measurement of lease obligations	$115,467	$115,890
Expenses relating to short-term leases	$6,598	$11,081
Expenses relating to leases of low value assets, excluding short-term leases of low value assets	$3,114	$1,663

During the year ended December 31, 2023, the Company recognized $275.2 million (2022 — $242.5 million) in the consolidated statements of cash flows with respect to leases.